Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

12Cash and cash equivalents

Cash and cash equivalents include the following:

	As of December 31,
in 000€	2023	2022	2021
Cash at bank	119,606	26,028	192,895
Cash equivalents	7,967	114,839	3,133
Total	127,573	140,867	196,028

For the year ended December 31, 2023, cash at banks earned a net interest income of €4.0 million, based on short-term deposit rates.

There were no cash balances on a restricted bank account per December 31, 2023, 2022 or 2021.